EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Net income	$ 171.3	$ 170.4	$ 170.1
Weighted-average shares for basic EPS (in shares)	83,300,000	83,300,000	83,300,000
Plus incremental shares from assumed conversions of long-term incentive plan shares (in shares)	100,000
Weighted-average shares for diluted EPS (in shares)	83,400,000	83,300,000	83,300,000
Basic earnings per share (in dollars per share)	$ 2.06	$ 2.05	$ 2.04
Diluted earnings per share (in dollars per share)	$ 2.05	$ 2.05	$ 2.04
Anti-dilutive shares (in shares)		0	0